UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07145

     T. Rowe Price International Series, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

AUSTRALIA 3.9%
Common Stocks 3.9%
AMP	248,353	1,787
Boart Longyear	1,284,730	2,155
Macquarie Infrastructure, Equity Units	1,037,661	2,660
QBE Insurance	74,645	1,518
Rio Tinto	51,245	5,726
Woodside Petroleum	51,800	2,576
Total Australia (Cost $12,654)		16,422
AUSTRIA 1.5%
Common Stocks 1.5%
Erste Bank der Oesterreich Sparkasse	97,233	6,335
Total Austria (Cost $5,412)		6,335
BELGIUM 1.7%
Common Stocks 1.7%
InBev (1)	82,421	7,274
Total Belgium (Cost $4,777)		7,274
BRAZIL 4.5%
Common Stocks 3.4%
BOVESPA Holding	98,400	1,326
Companhia Vale do Rio Doce, ADR (USD)	209,200	6,098
Petroleo Brasileiro, ADR (USD)	71,740	6,076
Redecard	51,900	863
		14,363
Preferred Stocks 1.1%
Banco Itau Holding Financeira	196,200	4,474
		4,474
Total Brazil (Cost $7,659)		18,837

CANADA 2.6%
Common Stocks 2.6%
Shaw Communications, B Shares (USD)	220,200	4,003
Shoppers Drug Mart (1)	73,500	3,715
Suncor Energy (USD)	34,200	3,295
Total Canada (Cost $11,914)		11,013

CHINA 4.6%
Common Stocks 4.6%
China Citic Bank (HKD) (1)(2)	6,591,000	3,502
China Merchants Holdings (HKD)	468,000	2,244
China National Building (HKD)	516,000	1,228
China Railway Construction (HKD) (1)(2)	1,121,500	1,542
China Shenhua Energy (HKD)	341,500	1,383
Gome Electrical Appliances (HKD)	1,388,000	3,187
Guangshen Railway (HKD)	2,680,000	1,399
Shimao Property (HKD)	1,960,500	3,506
Tencent Holdings (HKD) (1)	240,400	1,366
Total China (Cost $22,248)		19,357

DENMARK 1.1%
Common Stocks 1.1%
Novo Nordisk, Series B	68,885	4,718
Total Denmark (Cost $975)		4,718
EGYPT 0.3%
Common Stocks 0.3%
Orascom Construction, GDR (USD)	9,600	1,438
Total Egypt (Cost $1,727)		1,438

FINLAND 1.5%
Common Stocks 1.5%
Fortum (1)(2)	56,248	2,294
Nokia	120,654	3,842
Total Finland (Cost $2,420)		6,136

FRANCE 9.3%
Common Stocks 9.3%
Accor (1)	53,769	3,930
AXA	174,549	6,324
Groupe Danone	44,600	3,996
Pernod-Ricard (1)	61,970	6,388
Schneider Electric	36,121	4,678
Societe Generale (2)	4,973	479
Societe Generale, A Shares	33,095	3,238
Suez	59,008	3,881
Total	84,208	6,268
Total France (Cost $27,205)		39,182

GERMANY 4.9%
Common Stocks 4.9%
Bayer AG	23,217	1,862
E.ON AG	34,462	6,383
Fresenius Medical Care	82,391	4,148
Hypo Real Estate Holding (1)	36,311	946
Linde	31,302	4,429
Merck (1)	23,900	2,950
Total Germany (Cost $17,469)		20,718

GREECE 1.3%
Common Stocks 1.3%
Hellenic Telecommunications	68,597	1,952
National Bank of Greece	70,060	3,724
Total Greece (Cost $5,652)		5,676

HONG KONG 2.8%
Common Stocks 2.8%
Foxconn (1)(2)	1,593,000	2,169
Li & Fung	518,000	1,928
Melco PBL Entertainment, ADR (USD) (1)(2)	195,900	2,229
Shangri-La Asia	1,278,000	3,468
Shun Tak Holdings	1,542,000	2,051
Total Hong Kong (Cost $14,363)		11,845

INDIA 3.0%
Common Stocks 3.0%
BF Utilities (2)	40,699	1,025
Bharti Airtel (2)	169,220	3,462
DLF Limited	168,581	2,730
Financial Technologies	1,797	71
Infosys Technologies	88,972	3,191
Suzlon Energy (2)	357,600	2,346
Total India (Cost $12,728)		12,825
INDONESIA 0.5%

Common Stocks 0.5%
PT Bumi Resources	2,986,300	2,033
Total Indonesia (Cost $1,038)		2,033

ITALY 3.2%

Common Stocks 3.2%
Geox (1)	179,900	2,794
Intesa Sanpaolo rnc	692,843	4,579
Saipem	151,112	6,116
Total Italy (Cost $9,096)		13,489

JAPAN 13.2%

Common Stocks 13.2%
Aeon Mall (1)	85,800	2,406
Fanuc	23,800	2,299
Hamamatsu Photonics (1)	72,800	2,051
Hitachi Construction Machinery (1)	171,300	4,390
Ibiden (1)	45,300	1,788
Mitsubishi Corporation	197,500	6,075
Mitsubishi Estate	201,000	4,886
Mitsui	219,000	4,526
Nidec (1)	45,800	2,856
Nikon (1)	104,000	2,777
Nintendo	11,300	5,843
Nippon Electric Glass	203,000	3,177
Nitori	32,650	1,857
ORIX	12,800	1,748
SMC (1)	20,000	2,112
Sysmex	50,500	1,832
Toyota Motor	105,300	5,297
Total Japan (Cost $50,935)		55,920
KAZAKHSTAN 0.6%
Common Stocks 0.6%
Halyk Savings Bank, GDR (USD)	150,950	2,492
Total Kazakhstan (Cost $2,862)		2,492
MEXICO 3.9%
Common Stocks 3.9%
America Movil, ADR (USD)	110,900	7,063
Grupo Financiero Banorte S.A.B de C.V.	1,070,700	4,643
Urbi Desarrollos Urbanos (2)	969,600	3,192
Walmart de Mexico	408,200	1,742
Total Mexico (Cost $6,525)		16,640
NETHERLANDS 0.4%
Common Stocks 0.4%
ASML	44,300	1,091
TomTom (1)(2)	15,636	647
Total Netherlands (Cost $1,977)		1,738
NORWAY 1.2%
Common Stocks 1.2%
Telenor ASA	263,500	5,071
Total Norway (Cost $3,490)		5,071
OMAN 0.3%
Common Stocks 0.3%
Bank Muscat (SAOG)	256,100	1,310
Total Oman (Cost $1,434)		1,310
RUSSIA 3.4%
Common Stocks 3.4%
OAO Gazprom, ADR (USD)	61,750	3,152
PIK Group, GDR, Regulation S Shares (USD) (2)	112,500	2,836
Sberbank (USD)	1,213,450	3,798
Uralkali, GDR (USD) (2)	117,200	4,804
Total Russia (Cost $12,758)		14,590
SINGAPORE 0.7%
Common Stocks 0.7%
StarHub	1,241,420	2,743
Total Singapore (Cost $1,945)		2,743
SOUTH AFRICA 0.3%
Common Stocks 0.3%
Naspers, N Shares	76,858	1,331
Total South Africa (Cost $989)		1,331
SPAIN 5.4%
Common Stocks 5.4%
Acciona (1)	18,129	4,860
ACS Group (1)	26,367	1,503
Iberdrola	267,305	4,148
Inditex	52,281	2,908
Telefonica SA	324,519	9,334
Total Spain (Cost $16,483)		22,753

SWEDEN 1.1%
Common Stocks 1.1%
Atlas Copco, A Shares (1)	278,639	4,770
Total Sweden (Cost $3,660)		4,770

SWITZERLAND 9.0%
Common Stocks 9.0%
Credit Suisse Group	78,004	3,973
Holcim	36,244	3,809
Julius Baer	61,465	4,540
Nestle	12,301	6,155
Nobel Biocare (1)	10,005	2,331
Novartis, Regulation D Shares	72,152	3,703
Roche Holding - Genusscheine	31,038	5,849
The Swatch Group	18,791	5,027
UBS	97,558	2,842
Total Switzerland (Cost $36,004)		38,229

TAIWAN 1.9%
Common Stocks 1.9%
FoxConn Technology	362,000	2,170
Hon Hai Precision	720,280	4,136
Mediatek	140,100	1,829
Total Taiwan (Cost $8,781)		8,135
UNITED ARAB EMIRATES 0.6%
Common Stocks 0.6%
Dubai Financial Market (2)	971,900	1,350
Emaar Properties	431,600	1,287
Total United Arab Emirates (Cost $3,015)		2,637
UNITED KINGDOM 6.4%
Common Stocks 6.4%
Capita Group	362,008	4,876
Johnson Matthey	72,538	2,887
Reckitt Benckiser	91,862	5,090
Standard Chartered	163,659	5,594
Tesco	713,985	5,396
Xstrata	48,343	3,387
Total United Kingdom (Cost $20,893)		27,230
UNITED STATES 2.4%
Common Stocks 2.4%
Liberty Global (1)(2)	137,500	4,686
Schlumberger	60,700	5,281
Total United States (Cost $11,152)		9,967
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Reserve Investment Fund, 3.29% (3)(4)	8,198,879	8,199
Total Short-Term Investments (Cost $8,199)		8,199
SECURITIES LENDING COLLATERAL 9.0%
Investment in Pooled Account managed by JPMorgan Chase
Bank, London, 2.837% (3)	38,220,210	38,220
Total Securities Lending Collateral (Cost $38,220)		38,220
Total Investments in Securities
108.4% of Net Assets (Cost $386,659)		$459,273

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	All or a portion of this security is on loan at March 31, 2008 -- total value of such securities at period-end amounts to $36,389. See Note 3.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

(4) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07

T. Rowe Price Reserve
Investment Fund 3.29%	¤	¤		$103	$ 8,199	$18,339

Totals				$103	$8,199	$ 18,339

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$8,199
Dividend income		103
Interest income			-
Investment income		$103
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Stock Portfolio
Unaudited	March 31, 2008
Notes to Portfolio of Investments

T. Rowe Price International Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies
	Securities
Level 1 – quoted prices	$38,732,000	$0
Level 2 – significant other observable inputs	420,541,000	2,000
Level 3 – significant unobservable inputs	0	0
Total	$459,273,000	$2,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest, directly or through its investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On March 31, 2008, the value of loaned securities was $36,389,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $386,659,000. Net unrealized gain aggregated $72,620,000 at period-end, of which $95,299,000 related to appreciated investments and $22,679,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008